Vehicles and equipment on operating leases (Future Minimum Rentals from Vehicles and Equipment on Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Future Minimum Payments Receivable [Line Items]
2021	¥ 802,119
2022	531,098
2023	241,462
2024	59,415
2025	13,455
Thereafter	6,195
Total minimum future rentals	¥ 1,653,744